UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03162

Active Assets Tax-Free Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York         10036

(Address of principal executive offices)        (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: June 30, 2012

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (68.7%)
	Arizona Health Facilities Authority,
$ 23,510	Banner Health Ser 2008 C	0.16%	04/06/12	01/01/35	$23,510,000
12,600	Banner Health Ser 2008 D ROCs II-R Ser 11687	0.21	04/06/12	07/01/25	12,600,000
37,975	Banner Health Ser 2008 G	0.18	04/06/12	01/01/29	37,975,000
	Barclays Capital Municipal Trust Receipts, MA
6,905	Massachusetts Health & Educational Facilities Authority MIT Ser 2008 N Floater-TRs Ser 15W	0.17	04/06/12	07/01/38	6,905,000
20,015	Massachusetts School Building Authority Senior Dedicated Sales Tax Ser 2011 B Floater-TRs Ser 30BX	0.18	04/06/12	10/15/41	20,015,000
15,570	BB&T Municipal Trust, AZ, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9	0.17	04/06/12	01/01/16	15,570,000
	BB&T Municipal Trust, FL,
23,625	Seminole County Water & Sewer Ser 2006 Floater Certificates Ser 45	0.17	04/06/12	10/01/14	23,625,000
9,960	Tampa Bay Water Ser 2008 Floater Certificates Ser 36	0.17	04/06/12	04/01/16	9,960,000
10,265	BB&T Municipal Trust, NY, New York City Fiscal 2008 Subser C-1 Floater Certificates Ser 2055	0.18	04/06/12	10/01/15	10,265,000
144,445	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.18	04/06/12	06/01/41	144,445,000
	California Statewide Communities Development Authority,
86,915	Gas Supply Sacramento Municipal Utility District Ser 2010	0.18	04/06/12	11/01/40	86,915,000
69,580	Kaiser Permanente Ser 2002 E	0.15	04/06/12	11/01/36	69,580,000
15,310	Cape Girardeau County Industrial Development Authority, MO, St. Francis Medical Center Ser 2009 B	0.19	04/06/12	06/01/39	15,310,000
	Capital Beltway Funding Corporation of Virginia,
53,700	Senior Lien Toll I-495 Hot Lanes Ser 2008 C	0.13	04/06/12	12/31/47	53,700,000
40,000	Senior Lien Toll I-495 Hot Lanes Ser 2008 D	0.13	04/06/12	12/31/47	40,000,000
87,110	Central Plains Energy Project, NE, Gas Project No. 2 Ser 2009	0.19	04/06/12	08/01/39	87,110,000
	Charlotte, NC,
77,785	Water & Sewer System Ser 2002 C	0.17	04/06/12	07/01/27	77,785,000
80,030	Water & Sewer System Ser 2006 B	0.17	04/06/12	07/01/36	80,030,000
21,165	Chicago Board of Education, IL, Ser 2009 A-2	0.16	04/06/12	03/01/26	21,165,000
4,850	Chicago, IL, Ser 2008 A ROCs II-R Ser 11940	0.22	04/06/12	07/01/28	4,850,000
22,600	Colorado Housing & Finance Authority, Single Family Mortgage Class I 2005 Ser B-2	0.16	04/06/12	05/01/34	22,600,000
	Colorado Springs, CO,
70,900	Utilities System Sub Lien Ser 2004 A	0.22	04/06/12	11/01/23	70,900,000
45,125	Utilities System Sub Lien Ser 2006 A	0.20	04/06/12	11/01/25	45,125,000
62,275	Utilities System Sub Lien Ser 2007 B	0.18	04/06/12	11/01/26	62,275,000
43,905	Utilities System Sub Lien Ser 2009 C	0.17	04/06/12	11/01/28	43,905,000
31,315	Utilities System Sub Lien Ser 2010 C	0.20	04/06/12	11/01/40	31,315,000
5,200	Dallas Area Rapid Transit, TX, Sales Tax Ser 2008 ROCs II-R Ser 11541	0.22	04/06/12	06/01/16	5,200,000
28,300	Delaware River Port Authority, PA, Ser 2008 B	0.16	04/06/12	01/01/26	28,300,000
14,845	Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena Ser 2000 A	0.19	04/06/12	11/01/30	14,845,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 9,615	Eclipse Funding Trust, WA, Seattle Water System Ser 2005 Solar Eclipse Ser 2006-0002	0.17%	04/06/12	09/01/29	$9,615,000
	Fairfax County Industrial Development Authority, VA,
8,900	Inova Health System Foundation Ser 1988 A	0.16	04/06/12	10/01/25	8,900,000
8,900	Inova Health System Foundation Ser 1988 B	0.16	04/06/12	10/01/25	8,900,000
44,960	Inova Health System Foundation Ser 2000	0.17	04/06/12	01/01/30	44,960,000
16,000	Florida State Board of Education, FL, Capital Outlay Ser 2005 G ROCs II-R Ser 12017	0.20	04/06/12	10/15/16	16,000,000
9,035	Florida Turnpike Authority, Ser 2008 A PUTTERs Ser 2514	0.19	04/06/12	07/01/15	9,035,000
20,000	Franklin County, OH, Ohio Health Corp. Ser 2009 A	0.19	04/06/12	11/15/41	20,000,000
	Gainesville, FL,
80,690	Utilities System 2007 Ser A	0.20	04/06/12	10/01/36	80,690,000
35,465	Utilities System 2008 Ser B	0.14	04/06/12	10/01/38	35,465,000
	Highlands County Health Facilities Authority, FL,
38,200	Adventist Health System/Sunbelt Obligated Group Ser 2003 C	0.15	04/06/12	11/15/21	38,200,000
60,650	Adventist Health System/Sunbelt Obligated Group Ser 2005 F	0.17	04/06/12	11/15/35	60,650,000
44,425	Adventist Health System/Sunbelt Obligated Group Ser 2005 G	0.14	04/06/12	11/15/35	44,425,000
42,500	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.14	04/06/12	11/15/27	42,500,000
44,000	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.15	04/06/12	11/15/29	44,000,000
18,665	Adventist Health System/Sunbelt Obligated Group Ser 2006 B-2	0.15	04/06/12	11/15/30	18,665,000
4,175	Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC)	0.20	04/06/12	11/15/14	4,175,000
26,870	Adventist Health System/Sunbelt Obligated Group Ser 2007 A-2	0.15	04/06/12	11/15/37	26,870,000
35,300	Houston, TX, Combined Utility System First Lien Ser 2004 B6	0.13	04/06/12	05/15/34	35,300,000
20,000	Idaho Health Facilities Authority, St. Luke’s Health System Ser 2009 B	0.18	04/06/12	11/01/43	20,000,000
	Illinois Toll Highway Authority,
45,900	Toll Highway Senior Priority Ser 2007 A-1B	0.18	04/06/12	07/01/30	45,900,000
60,000	Toll Highway Senior Priority Ser 2007 A-2B	0.18	04/06/12	07/01/30	60,000,000
	Indiana Finance Authority,
20,075	Ascension Health Senior Credit Group Ser 2008 E-7	0.17	04/06/12	11/15/33	20,075,000
25,000	Sisters of St. Francis Health Services, Inc. Ser 2008 G	0.16	04/06/12	09/01/48	25,000,000
87,005	Trinity Health Ser 2008 D-1	0.15	04/06/12	12/01/34	87,005,000
123,505	Trinity Health Ser 2008 D-2	0.15	04/06/12	12/01/34	123,505,000
11,000	Indiana Health Facility Financing Authority, Ascension Health Ser 2003 E-6	0.18	04/06/12	11/15/39	11,000,000
19,170	Iowa Finance Authority, CHF-Des Moines LLC Ser 2007 A	0.23	04/06/12	06/01/39	19,170,000
10,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.18	04/06/12	06/01/23	10,000,000
	JEA, FL,
34,570	Electric System Ser Three 2008 A	0.16	04/06/12	10/01/36	34,570,000
33,320	Water & Sewer System Subser 2008 A-2	0.18	04/06/12	10/01/42	33,320,000
40,275	Kansas Department of Transportation, Highway Ser 2008 A-4	0.15	04/06/12	09/01/14	40,275,000
23,000	Kent Hospital Finance Authority, MI, Spectrum Health Ser 2008 B-3	0.18	04/06/12	01/15/47	23,000,000
	King County, WA,
26,365	Limited Tax Sewer Ser 2010 A	0.12	04/06/12	01/01/40	26,365,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 11,650	Limited Tax Sewer Ser 2010 A	0.16%	04/06/12	01/01/40	$11,650,000
43,000	Sewer Ser 2007 Eagle #20070084 Class A (AGM)	0.19	04/06/12	01/01/47	43,000,000
52,265	Loudoun County Industrial Development Authority, VA, Howard Hughes Medical Institute Ser 2003 D	0.16	04/06/12	02/15/38	52,265,000
94,875	Main Street Natural Gas, Inc., GA, Gas Ser 2010 A	0.19	04/06/12	08/01/40	94,875,000
	Maryland Economic Development Corporation,
58,400	Howard Hughes Medical Institute Ser 2008 A	0.16	04/06/12	02/15/43	58,400,000
71,700	Howard Hughes Medical Institute Ser 2008 B	0.14	04/06/12	05/15/43	71,700,000
7,125	Maryland Health & Higher Educational Facilities Authority, LifeBridge Health Ser 2008 ROCs II-R Ser 11594 (AGC)	0.34	04/06/12	07/01/39	7,125,000
63,400	Massachusetts, Refg 1997 Ser B	0.20	04/06/12	08/01/15	63,400,000
	Massachusetts Department of Transportation,
21,650	Metropolitan Highway System 2010 Ser A5	0.13	04/06/12	01/01/39	21,650,000
28,900	Metropolitan Highway System Contract Assistance Ser 2010 A-1	0.16	04/06/12	01/01/29	28,900,000
57,210	Metropolitan Highway System Contract Assistance Ser 2010 A-2	0.17	04/06/12	01/01/37	57,210,000
62,495	Metropolitan Highway System Contract Assistance Ser 2010 A-4	0.13	04/06/12	01/01/39	62,495,000
	Massachusetts Development Finance Agency,
35,225	Boston University Ser U-6E	0.14	04/06/12	10/01/42	35,225,000
30,710	Phillips Academy Ser 2003	0.15	04/06/12	09/01/33	30,710,000
	Massachusetts Health & Educational Facilities Authority,
64,380	Massachusetts Institute of Technology Ser J-1	0.18	04/06/12	07/01/31	64,380,000
61,355	Massachusetts Institute of Technology Ser J-2	0.15	04/06/12	07/01/31	61,355,000
45,250	Partners HealthCare System 2005 Ser F-3	0.14	04/06/12	07/01/40	45,250,000
	Massachusetts Water Resources Authority,
40,000	Gen Ser 2008 A-1	0.18	04/06/12	08/01/37	40,000,000
44,845	Gen Ser 2008 A-2	0.17	04/06/12	08/01/37	44,845,000
44,300	Gen Ser 2008 A-3	0.17	04/06/12	08/01/37	44,300,000
56,920	Gen Ser 2008 C-2	0.17	04/06/12	11/01/26	56,920,000
72,110	Gen Ser 2008 F	0.17	04/06/12	08/01/29	72,110,000
20,550	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, TN, Vanderbilt University Ser 2005 A-2	0.15	04/06/12	10/01/44	20,550,000
24,445	Metropolitan Transportation Authority, NY, Ser 2005 B Eagle #20060114 Class A (BHAC)	0.20	04/06/12	11/15/35	24,445,000
39,000	Miami-Dade County Expressway Authority, FL, Toll System Ser 2006 Eagle #20060121 Class A (BHAC)	0.20	04/06/12	07/01/37	39,000,000
115,400	Michigan Finance Authority, Unemployment Obligation Assessment Ser 2011	0.21	04/06/12	07/01/14	115,400,000
3,290	Milwaukee Redevelopment Authority, WI, University of Wisconsin-Milwaukee-Kenilworth Ser 2005	0.19	04/06/12	09/01/40	3,290,000
	Missouri Health & Educational Facilities Authority,
18,800	Ascension Health Ser 2003 C-2	0.17	04/06/12	11/15/39	18,800,000
13,000	Ascension Health Ser 2003 C-3	0.17	04/06/12	11/15/39	13,000,000
56,675	BJC Health System Ser 2008 C	0.17	04/06/12	05/15/38	56,675,000
	Mobile Downtown Redevelopment Authority, AL,
40,600	Gulf Opportunity Zone Austal USA LLC Ser 2011 A	0.18	04/06/12	05/01/41	40,600,000
39,000	Gulf Opportunity Zone Austal USA LLC Ser 2011 B	0.18	04/06/12	05/01/41	39,000,000
	Murray City, UT,
43,500	IHC Health Services Inc Ser 2003 A	0.17	04/06/12	05/15/36	43,500,000
70,900	IHC Health Services Inc Ser 2003 B	0.17	04/06/12	05/15/36	70,900,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 16,140	New Castle County, DE, University Courtyard Apartments Ser 2005	0.19%	04/06/12	08/01/31	$16,140,000
39,450	New Hampshire Higher Educational & Health Facilities Authority, St. Paul’s School Ser 1998	0.18	04/06/12	01/01/28	39,450,000
32,750	New Mexico Finance Authority, Sub Lien Ser 2008 Subser B-1	0.15	04/06/12	12/15/26	32,750,000
25,075	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.19	04/06/12	08/01/34	25,075,000
39,890	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.19	04/06/12	11/01/39	39,890,000
	New York City, NY,
36,235	Fiscal 2004 Subser H-2	0.14	04/06/12	03/01/34	36,235,000
9,580	Fiscal 2005 Ser O ROCs II-R Ser 11685	0.21	04/06/12	06/01/20	9,580,000
78,925	Fiscal 2006 Subser I-4	0.15	04/06/12	04/01/36	78,925,000
69,000	Fiscal 2008 Subser J-9	0.17	04/06/12	08/01/27	69,000,000
	New York City Municipal Water Finance Authority, NY,
50,000	Second General Fiscal 2003 F1B	0.16	04/06/12	06/15/35	50,000,000
93,025	Second General Fiscal 2010 Ser CC	0.15	04/06/12	06/15/41	93,025,000
29,500	Water & Sewer System Fiscal 2008 Ser B-2	0.16	04/06/12	06/15/24	29,500,000
78,025	Water & Sewer System Fiscal 2008 Ser B-4	0.16	04/06/12	06/15/23	78,025,000
2,045	Water & Sewer System Fiscal 2010 ROCs II-R Ser 11916	0.19	04/06/12	06/15/18	2,045,000
74,900	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser F Subser F-5	0.15	04/06/12	02/01/35	74,900,000
34,300	New York State Dormitory Authority, City University System Cons 5th Ser 2008 D	0.17	04/06/12	07/01/31	34,300,000
16,925	North Broward Hospital District, FL, Ser 2008 A	0.17	04/06/12	01/15/31	16,925,000
19,605	North Carolina Medical Care Commission, FirstHealth of the Carolinas Ser 2008 A	0.19	04/06/12	10/01/28	19,605,000
26,965	North Central Texas Health Facilities Development Corporation, Baylor Health Care System Ser 2006 A	0.14	04/06/12	08/15/13	26,965,000
18,110	Ohio, Common Schools Ser 2006 B	0.16	04/06/12	06/15/26	18,110,000
37,960	Oregon Facilities Authority, Peace Health Ser 2008 A	0.15	04/06/12	08/01/34	37,960,000
	Orlando Utilities Commission, FL,
48,000	Utility System Ser 2008-1	0.15	04/06/12	10/01/33	48,000,000
85,000	Utility System Ser 2008-2	0.15	04/06/12	10/01/33	85,000,000
	Orlando-Orange County Expressway Authority, FL,
20,000	Ser 2003 C-4	0.16	04/06/12	07/01/25	20,000,000
30,090	Ser 2007 A Eagle #20070107 Class A (BHAC)	0.20	04/06/12	07/01/42	30,090,000
59,900	Pennsylvania Housing Finance Agency, Single Family Mortgage Ser 2003 77B (AMT)	0.19	04/06/12	10/01/33	59,900,000
15,000	Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2	0.18	04/06/12	11/01/38	15,000,000
	Private Colleges & Universities Authority, GA,
49,150	Emory University Ser 2005 C-1	0.16	04/06/12	09/01/36	49,150,000
54,525	Emory University Ser 2005 C-5	0.16	04/06/12	09/01/36	54,525,000
84,750	Raleigh, NC, Combined Enterprise System Ser 2008 A	0.17	04/06/12	03/01/35	84,750,000
57,400	RBC Municipal Products Trust, Inc., CA, Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17	0.19	04/06/12	03/01/34	57,400,000
20,000	RBC Municipal Products Trust, Inc., CO, Denver City & County Airport System Ser 2008-C2 & C3 Floater Certificates Ser E-25	0.22	04/06/12	11/15/25	20,000,000
20,000	RBC Municipal Products Trust, Inc., MA, Massachusetts Ser 2001 Floater Certificates Ser E-32	0.18	04/06/12	09/01/13	20,000,000
	RBC Municipal Products Trust, Inc., PA,

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 12,320	Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2007 B-2 Floater Certificates Ser E-16	0.19%	04/06/12	04/15/39	$12,320,000
33,965	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-15	0.19	04/06/12	11/01/12	33,965,000
22,480	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2009 A-1 & A-2 Floater Certificates Ser E-15	0.20	04/06/12	07/01/13	22,480,000
34,070	RBC Municipal Products Trust, Inc., TX, Houston Combined Utility System First Lien Ser 2010 B Floater Certificates Ser E-14	0.19	04/06/12	05/15/34	34,070,000
21,470	Richmond, KY, Kentucky League of Cities Funding Trust Ser 2006 A	0.18	04/06/12	03/01/36	21,470,000
95,000	Rochester, MN, Health Care Facilities Mayo Clinic Ser 2008 A	0.16	04/06/12	11/15/38	95,000,000
88,100	San Antonio, TX, Electric & Gas Systems Jr. Lien Ser 2003	0.17	04/06/12	02/01/33	88,100,000
20,705	Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VI-A-1	0.18	04/06/12	06/01/29	20,705,000
2,080	South Carolina Educational Facilities Authority, Goodwill Industries Ser 2006	0.18	04/06/12	09/01/28	2,080,000
26,655	South Dakota Health & Educational Facilities Authority, Avera Health Ser 2008 A-2	0.18	04/06/12	07/01/38	26,655,000
6,360	Southcentral Pennsylvania General Authority, PA, WellSpan Health Series 2008 A ROCs II-R Ser 11686	0.19	04/06/12	12/01/24	6,360,000
	Texas Transportation Commission,
37,800	Mobility Fund Ser 2006 Eagle #20060126 Class A	0.19	04/06/12	04/01/35	37,800,000
16,000	Mobility Fund Ser 2007 Eagle #20070090 Class A	0.19	04/06/12	04/01/37	16,000,000
76,020	University of Massachusetts Building Authority, Senior Ser 2011-1	0.15	04/06/12	11/01/34	76,020,000
57,655	University of Michigan Regents, General Ser 2008 B	0.13	04/06/12	04/01/28	57,655,000
30,000	University of North Carolina at Chapel Hill, Ser 2005 Eagle #720053014 Class A	0.19	04/06/12	12/01/34	30,000,000
	University of Texas Regents,
62,785	Financing System Ser 2007 B	0.13	04/06/12	08/01/33	62,785,000
51,170	Financing System Ser 2008 B	0.15	04/06/12	08/01/32	51,170,000
98,200	Permanent University Fund Ser 2008 A	0.14	04/06/12	07/01/37	98,200,000
47,000	Utah Board of Regents, Student Loan Ser 2011 A (AMT)	0.20	04/06/12	11/01/45	47,000,000
	Utah Water Finance Agency,
32,000	Ser 2008 B	0.18	04/06/12	10/01/37	32,000,000
28,700	Ser 2008 B-2	0.18	04/06/12	10/01/35	28,700,000
	Washington Health Care Facilities Authority,
38,880	MultiCare Health System Ser 2007 C	0.17	04/06/12	08/15/41	38,880,000
14,000	Swedish Health Services Ser 2011 B	0.25	04/06/12	11/15/46	14,000,000
9,530	Washington Higher Education Facilities Authority, Seattle University Ser 2008 A	0.18	04/06/12	05/01/28	9,530,000
33,325	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Ser 2012 D	0.18	04/06/12	07/15/28	33,325,000

	Total Weekly Variable Rate Bonds (Cost $6,214,730,000)				6,214,730,000

	Daily Variable Rate Bonds (13.3%)
	Chicago, IL,
21,600	Refg Ser 2005 D-1	0.17	04/02/12	01/01/40	21,600,000
21,795	Refg Ser 2005 D-2	0.17	04/02/12	01/01/40	21,795,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 66,960	Columbia, SC, Waterworks & Sewer System Ser 2009	0.20%	04/02/12	02/01/38	$66,960,000
73,005	Harris County Cultural Education Facilities Finance Corporation, TX, Methodist Hospital System Ser 2008 C-1	0.20	04/02/12	12/01/24	73,005,000
	Harris County Health Facilities Development Corporation, TX,
45,130	Methodist Hospital System Ser 2008 A-1	0.20	04/02/12	12/01/41	45,130,000
50,150	Methodist Hospital System Ser 2008 A-2	0.20	04/02/12	12/01/41	50,150,000
37,925	JEA, FL, Water & Sewer System Subser 2008 A-1	0.19	04/02/12	10/01/38	37,925,000
	JP Morgan Chase & Co., CA,
70,000	Los Angeles Ser 2011 TRANs PUTTERs Ser 3930	0.20	04/02/12	08/12/12	70,000,000
23,675	Los Angeles Ser 2011 TRANs PUTTERs Ser 3931	0.20	04/02/12	08/12/12	23,675,000
35,750	JP Morgan Chase & Co., CO, Colorado Ser 2012 TRANs PUTTERs Ser 4024	0.17	04/02/12	06/27/12	35,750,000
	JP Morgan Chase & Co., TX,
49,000	Texas Ser 2011 TRANs PUTTERs Ser 3945	0.20	04/02/12	08/30/12	49,000,000
113,590	Texas Ser 2011 TRANs PUTTERs Ser 3946	0.20	04/02/12	08/30/12	113,590,000
154,645	Texas Ser 2011 TRANs PUTTERs Ser 3953	0.20	04/02/12	08/30/12	154,645,000
20,000	Texas Ser 2011 TRANs PUTTERs Ser 3964	0.20	04/02/12	08/30/12	20,000,000
30,300	Massachusetts, Central Artery Ser 2000 B	0.17	04/02/12	12/01/30	30,300,000
10,000	Massachusetts Health & Educational Facility Authority, Harvard University Ser 2005 C ROCs II-R Ser 10390	0.21	04/02/12	01/15/14	10,000,000
25,000	Mississippi Business Finance Corporation, Chevron USA Ser 2010 J	0.19	04/02/12	11/01/35	25,000,000
	New York City, NY,
29,600	Fiscal 2006 Subser I-8	0.20	04/02/12	04/01/36	29,600,000
89,300	Fiscal 2008 Ser J Subser J-3	0.19	04/02/12	08/01/23	89,300,000
56,900	Fiscal 2012 Ser D Subser D-3	0.17	04/02/12	10/01/39	56,900,000
23,020	New York City Municipal Water Finance Authority, NY, Second General Fiscal 2007 Ser CC-1	0.22	04/02/12	06/15/38	23,020,000
79,100	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser G Subser G5	0.19	04/02/12	05/01/34	79,100,000
	Ohio Water Development Authority,
45,240	First Energy Nuclear Generation Corp. Ser 2006-A	0.18	04/02/12	05/15/19	45,240,000
31,400	First Energy Nuclear Generation Corp. Ser 2010-C	0.18	04/02/12	06/01/33	31,400,000

	Total Daily Variable Rate Bonds (Cost $1,203,085,000)				1,203,085,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Commercial Paper (8.2%)
30,000	California Statewide Communities Development Authority, Kaiser Permanente Ser 2004 E	0.22%	0.22%	06/20/12	30,000,000
	Harris County Cultural Education Facilities Finance Corporation, TX,
15,000	Methodist Hospital System Ser 2009 C-1	0.20	0.20	09/05/12	15,000,000
47,500	Methodist Hospital System Ser 2009 C-1	0.20	0.20	10/03/12	47,500,000
10,000	Methodist Hospital System Ser 2009 C-1	0.28	0.28	07/10/12	10,000,000
50,000	Methodist Hospital System Ser 2009 C-1	0.30	0.30	07/25/12	50,000,000
35,000	Methodist Hospital System Ser 2009 C-2	0.28	0.28	04/05/12	35,000,000
35,000	Methodist Hospital System Ser 2009 C-2	0.28	0.28	05/03/12	35,000,000
	Houston, TX,
22,000	Ser G-2	0.15	0.15	05/01/12	22,000,000
32,000	Ser H-2	0.16	0.16	05/22/12	32,000,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 63,000	Howard County, MD, Ser 2011 BANs	0.14%	0.14%	04/25/12	$63,000,000
	JEA, FL,
39,255	Electric System Sub Ser 2000 B	0.12	0.12	04/10/12	39,255,000
10,000	Electric System Sub Ser 2000 F-1	0.19	0.19	04/26/12	10,000,000
10,000	Electric System Sub Ser 2000 F-2	0.14	0.14	04/05/12	10,000,000
10,000	Electric System Sub Ser 2001 C	0.12	0.12	04/10/12	10,000,000
	Las Vegas Valley Water District, NV,
48,000	Water Ser 2004 A	0.14	0.14	04/11/12	48,000,000
64,000	Water Ser 2004 B	0.15	0.15	04/09/12	64,000,000
80,000	Lincoln, NE, Lincoln Electric System Ser 1995	0.15	0.15	04/12/12	80,000,000
	Montgomery County, MD,
55,000	2009 Ser A BANs	0.15	0.15	04/09/12	55,000,000
10,000	2010 Ser B BANs	0.15	0.15	04/20/12	10,000,000
	Nebraska Public Power District,
15,000	Ser A Notes	0.14	0.14	04/25/12	15,000,000
12,950	Ser A Notes	0.14	0.14	04/26/12	12,950,000
50,000	Rochester, MN, Health Care Facilities Mayo Foundation Ser 2000 C	0.15	0.15	04/09/12	50,000,000

	Total Commercial Paper (Cost $743,705,000)				743,705,000

		COUPON RATE (a)	DEMAND DATE (b)
	Closed-End Investment Companies (4.6%)
24,700	BlackRock Municipal Intermediate Duration Fund, Inc., (MUI) VRDP Ser W-7 (AMT)	0.30%	04/06/12	03/01/41	24,700,000
15,000	BlackRock MuniYield Investment Fund, Inc., (MYF) VRDP Ser W-7 (AMT)	0.33	04/06/12	06/01/41	15,000,000
13,500	BlackRock MuniYield Michigan Quality Fund II, Inc., (MYM), VRDP Ser W-7 (AMT)	0.33	04/06/12	06/01/41	13,500,000
15,500	BlackRock MuniYield New Jersey Fund, Inc., (MYJ) VRDP Ser W-7 (AMT)	0.33	04/06/12	05/01/41	15,500,000
20,000	BlackRock MuniYield New York Quality Fund, Inc., (MYN) VRDP Ser W-7 (AMT)	0.31	04/06/12	05/01/41	20,000,000
34,000	BlackRock MuniYield Quality Fund, Inc. III, (MYI) VRDP Ser W-7 (AMT)	0.33	04/06/12	06/01/41	34,000,000
52,200	Nuveen Insured Municipal Opportunity Fund, Inc., VRDP Ser 1-6672 (AMT)	0.33	04/06/12	12/01/40	52,200,000
20,000	Nuveen Investment Quality Municipal Fund, Inc., VRDP Ser 1-2118 (AMT)	0.34	04/06/12	05/01/41	20,000,000
45,000	Nuveen Municipal Market Opportunity Fund, Inc., VRDP Ser 1-3509 (AMT)	0.36	04/06/12	03/01/40	45,000,000
15,000	Nuveen New York Quality Income Municipal Fund, Inc., VRDP Ser 1-1617 (AMT)	0.31	04/06/12	12/01/40	15,000,000
15,000	Nuveen Premier Insured Municipal Fund, Inc., VRDP Ser 1-1309	0.33	04/06/12	12/01/40	15,000,000
100,000	Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT)	0.34	04/06/12	05/05/41	100,000,000
50,000	Nuveen Quality Income Municipal Fund, Inc., VRDP Ser 1-3884 (AMT)	0.30	04/06/12	12/01/40	50,000,000

	Total Closed-End Investment Companies (Cost $419,900,000)				419,900,000

	Put Option Bonds (2.7%)
7,500	Fairfax County Industrial Development Authority, VA, Inova Health System Window Ser 2020 A-1	0.31	10/26/12	05/15/39	7,500,000
8,500	Illinois Finance Authority, Advocate Health Care Window Ser 2011 B Illinois Finance Authority, Advocate Health Care Window Ser 2011 B	0.31	10/26/12	04/01/51	8,500,000
7,680	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-1	0.29	10/26/12	02/01/46	7,680,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 9,600	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-3	0.29%	10/26/12	02/01/46	$9,600,000
11,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.28	10/26/12	07/01/30	11,000,000
20,000	Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window Ser 2010 F-8	0.28	10/26/12	11/15/49	20,000,000
62,000	New York Liberty Development Corporation, NY, Recovery Zone 3 World Trade Center Ser 2010 A-1	0.30	11/08/12	12/01/50	62,000,000
7,700	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 B	0.31	10/26/12	11/01/34	7,700,000
6,000	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 C	0.31	10/26/12	11/01/34	6,000,000
5,000	Orlando Utilities Commission, FL, Utility System Window Ser 2011 A	0.30	10/26/12	10/01/27	5,000,000
10,000	RBC Municipal Products Trust, Inc., MN, Minneapolis Fairview Health Services Ser 2010 C&D Floater Certificates Ser E-19	0.26	04/02/12	11/15/47	10,000,000
87,000	Rib Floater Credit Enhanced Trust, CA, California RANs Ser B-1 Trust Receipts Ser 2012 FR-2U	0.22	05/22/12	06/28/12	87,000,000
4,500	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2011 B	0.32	10/26/12	11/15/50	4,500,000

	Total Put Option Bonds (Cost $246,480,000)				246,480,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Municipal Bonds & Notes (2.5%)
24,500	Kentucky Rural Water Finance Corporation, Public Projects Construction Notes Ser D-2011-1, dtd 11/01/11	1.25%	0.55%	11/01/12	24,600,313
26,000	Los Angeles, CA, Ser 2011 TRANs, dtd 07/12/11	2.50	0.33	04/30/12	26,046,081
	Los Angeles County Schools Pooled Financing Program, CA,
15,000	Pooled 2011-2012 Ser A-1 TRANs, dtd 07/01/11	2.00	0.46	06/29/12	15,056,522
34,000	Pooled 2011-2012 Ser B-2 TRANs, dtd 03/01/12	2.00	0.35	12/31/12	34,420,290
22,000	Pooled 2011-2012 Ser B-3 TRANs, dtd 03/01/12	2.00	0.45	01/31/13	22,283,305
25,000	Massachusetts Water Pollution Abatement Trust, State Revolving Fund Ser 16 BANs, dtd 03/01/12	0.30	0.30	03/01/13	25,000,000
5,000	Minnesota Rural Water Finance Authority, Public Projects Construction Notes Ser 2012, dtd 03/01/12	1.25	0.40	03/01/13	5,038,823
45,000	New York State Thruway Authority, General Ser 2011 BANs, dtd 07/13/11	2.00	0.35	07/12/12	45,208,130
20,000	Rhode Island & Providence Plantations, Fiscal Year 2012 TANs, dtd 10/27/11	2.00	0.30	06/29/12	20,083,415
6,500	St. Louis, MO, General Fund Ser 2011 TRANs, dtd 07/07/11	2.00	0.38	06/29/12	6,525,786

	Total Municipal Bonds & Notes (Cost $224,262,665)				224,262,665

Active Assets Tax-Free Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

Total Investments (Cost $9,052,162,665) (c)	100.0%	$9,052,162,665
Liabilities in Excess of Other Assets	0.0 (d)	(3,305,709)

Net Assets	100.0%	$9,048,856,956

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERS	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TANs	Tax Anticipation Notes.
TRANs	Tax and Revenue Anticipation Notes.
TRs	Trust Receipts.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at March 31, 2012.
(b)	Date on which the principal amount can be recovered through demand.
(c)	Cost is the same for federal income tax purposes.
(d)	Amount is less than 0.05%.
Bond Insurance:
AGC	Assured Guaranty Corporation.
AGM	Assured Guaranty Municipal Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.

Active Assets Tax-Free Trust

Notes to Portfolio of Investments ¡ March 31, 2012 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Weekly Variable Rate Bonds	—	$6,214,730,000	—	$6,214,730,000
Daily Variable Rate Bonds	—	1,203,085,000	—	1,203,085,000
Commercial Paper	—	743,705,000	—	743,705,000
Closed-End Investment Companies	—	419,900,000	—	419,900,000
Put Option Bonds	—	246,480,000	—	246,480,000
Municipal Bonds & Notes	—	224,262,665	—	224,262,665
Total Assets	—	$9,052,162,665	—	$9,052,162,665

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Fund did not have any investments transfer between investment levels.

Item 2.    Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 22, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 22, 2012